Statement of Operations - USD ($)			9 Months Ended		12 Months Ended
		Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Nov. 30, 2024	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022
Formation and operating costs		$ 2,866	$ 62,741		$ 1,697,682		$ 1,343,438
Loss from Operations					(1,697,682)		(1,343,438)
Other Income
Interest earned on cash held in trust account					3,466,643		5,016,986
Net Income (loss)		$ (2,866)	$ (62,741)		$ 1,768,961		$ 3,673,548
Weighted average shares outstanding of ordinary shares, basic		1	1
Weighted average shares outstanding of ordinary shares, diluted		1	1
Basic net income (loss) per ordinary share		$ (2,866)	$ (62,741)
Diluted net income (loss) per ordinary share		$ (2,866)	$ (62,741)
Revenue			$ 11,683,445	$ 12,340,322		$ 15,929,773		$ 13,603,949
Cost of sales			(10,662,104)	(10,859,552)		(14,275,131)		(12,478,350)
Gross profit			1,021,341	1,480,770		1,654,642		1,125,599
Other income			14,833	11,392		17,950		10,538
Administrative and general expenses			(405,216)	(343,421)		(489,890)		(361,554)
Other expenses	[1]		(228,413)
Finance costs			(6,586)	(5,439)		(7,325)		(17,381)
Profit before tax			395,959	1,143,302		1,175,377		757,202
Tax expense			(156,548)	(291,966)		(288,789)		(182,160)
Profit for the period from continuing operations			239,411	851,336		886,588		575,042
Other comprehensive income/(loss)
Foreign currency translation differences			306,102	(139,018)		(76,234)		(5,314)
Total comprehensive income for the period			545,513	712,318		810,354		569,728
Profit for the period attributable to owners of the Company			239,411	851,336		886,588		575,042
Total comprehensive income attributable to owners of the Company			$ 545,513	$ 712,318		$ 810,354		$ 569,728
Earnings per share, basic			$ 23.94	$ 85.13		$ 88.66		$ 57.50
Earnings per share, diluted			$ 23.94	$ 85.13		$ 88.66		$ 57.50
Weighted average number of ordinary shares outstanding, basic			10,000	10,000		10,000		10,000
Weighted average number of ordinary shares outstanding, diluted			10,000	10,000		10,000		10,000
Common Class A [Member]
Other Income
Weighted average shares outstanding of ordinary shares, basic					6,425,607		10,532,255
Weighted average shares outstanding of ordinary shares, diluted					6,425,607		10,532,255
Basic net income (loss) per ordinary share					$ 0.19		$ 0.27
Diluted net income (loss) per ordinary share					$ 0.19		$ 0.27
Common Class B [Member]
Other Income
Weighted average shares outstanding of ordinary shares, basic					2,875,000		2,875,000
Weighted average shares outstanding of ordinary shares, diluted					2,875,000		2,875,000
Basic net income (loss) per ordinary share					$ 0.19		$ 0.27
Diluted net income (loss) per ordinary share					$ 0.19		$ 0.27

[1]	Dividends paid to former shareholders on 23 May 2023, prior to the reorganization.